                                                             [THE HARTFORD LOGO]

                       ANNUAL PRODUCT INFORMATION NOTICE
                               DATED MAY 2, 2011
                                      FOR
                 HARTFORD VARIABLE UNIVERSAL LIFE LAST SURVIVOR

We no longer file a fully updated prospectus and statement of additional information ("SAI) in a Registration Statement with the Securities and Exchange Commission for the above product. However, in order to provide you with updated information that would have been included in the updated prospectus and SAI, we are providing you this Annual Product Information Notice. This Notice updates certain information in the prospectus and statement of additional information dated May 1, 2007 for the variable life insurance product listed above. Please keep this Notice for future reference.

IMPORTANT FINANCIAL INFORMATION

We provide information about our financial strength in reports filed with the SEC and state insurance departments. For example, we file annual reports (Form 10-K), quarterly reports (Form 10-Q) and periodic reports (Form 8-K) with the SEC. Forms 10-K and 10-Q include information such as our financial statements, management discussion and analysis of the previous year of operations, risk factors, and other information. Form 8-K reports are used to communicate important developments that are not otherwise disclosed in the other forms described above.

We have included herein the financial statements for the Company and the Separate Account for the year ended December 31, 2010. The Company's ability to honor all guarantees under the Policy (including any Death Benefit guarantee provided by the Policy or any rider and the Fixed Account obligations) is subject to our claims-paying capabilities and/or financial strength. The financial statements of the Company should not be considered as bearing on the investment performance of the Separate Account. The financial statements of the Separate Account present the investment performance of the Separate Account.

You should review the Company's financial statements and the Separate Account's financial statements that are included with this Notice. In addition, the Company's most recent financial statement information is available at www.hartfordinvestor.com or requests for copies can also be directed to The Hartford, P.O. Box 2999, Hartford, Connecticut 06104-2999.

1. FUND DATA

The following amends "The Funds" section of General Contract Information portion of your prospectus:

      MINIMUM AND MAXIMUM TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES (expressed as a percentage of average daily net assets for the year ended
                               December 31, 2010)

                                                                                                  MINIMUM            MAXIMUM
---------------------------------------------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES                                                                 0.34%              1.41%
(expenses that are deducted from Underlying Fund assets,
including management fees, distribution
and/or service fees (12b-1) fees, and other expenses.

                       UNDERLYING FUND FEES AND EXPENSES
   (expressed as a percentage of average daily net assets for the year ended
                               December 31, 2010)

                                                      DISTRIBUTION
                                                         AND/OR                                 ACQUIRED
                                                        SERVICE                                FUND FEES
                                   MANAGEMENT           (12B-1)              OTHER                AND
UNDERLYING FUND:                      FEES                FEES              EXPENSES            EXPENSES
-------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS
 Invesco V.I. Balanced Risk
  Allocation Fund -- Series I          0.950%                N/A               0.390%              0.040%
 Invesco V.I. Capital
  Appreciation Fund -- Series
  I                                    0.620%                N/A               0.290%                N/A
 Invesco V.I. Capital
  Development Fund -- Series
  I                                    0.750%                N/A               0.340%                N/A
 Invesco V.I. Core Equity
  Fund --Series I                      0.610%                N/A               0.280%                N/A
 Invesco V.I. International
  Growth Fund -- Series I              0.710%                N/A               0.330%                N/A
 Invesco V.I. Mid Cap Core
  Equity Fund -- Series I              0.730%                N/A               0.300%                N/A
 Invesco V.I. Small Cap
  Equity Fund -- Series I              0.750%                N/A               0.320%                N/A
 Invesco Van Kampen V.I.
  Comstock Fund -- Series II           0.560%              0.250%              0.290%                N/A
 Invesco Van Kampen V.I. U.S.
  Mid Cap Value Fund --
  Series II                            0.720%              0.250%              0.320%                N/A
ALLIANCEBERNSTEIN VARIABLE
PRODUCTS SERIES FUND, INC.
 AllianceBernstein VPS
  International Growth
  Portfolio --Class B                  0.750%              0.250%              0.180%                N/A
 AllianceBernstein VPS
  International Value
  Portfolio --Class B                  0.750%              0.250%              0.100%                N/A
 AllianceBernstein VPS
  Small/Mid Cap Value
  Portfolio -- Class B                 0.750%              0.250%              0.090%                N/A
AMERICAN FUNDS INSURANCE
SERIES
 American Funds Asset
  Allocation Fund -- Class 2           0.300%              0.250%              0.020%                N/A
 American Funds Blue Chip
  Income and Growth Fund --
  Class 2                              0.420%              0.250%              0.020%                N/A
 American Funds Bond Fund --
  Class 2                              0.370%              0.250%              0.010%                N/A
 American Funds Global Growth
  Fund -- Class 2                      0.530%              0.250%              0.030%                N/A
 American Funds Global Small
  Capitalization Fund --
  Class 2                              0.710%              0.250%              0.040%                N/A
 American Funds Growth Fund
  --Class 2                            0.320%              0.250%              0.020%                N/A

                                                      CONTRACTUAL
                                     TOTAL             FEE WAIVER            TOTAL ANNUAL
                                     ANNUAL              AND/OR             FUND OPERATING
                                   OPERATING            EXPENSE             EXPENSES AFTER
UNDERLYING FUND:                    EXPENSES         REIMBURSEMENT            FEE WAIVER
-----------------------------  ----------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS
 Invesco V.I. Balanced Risk
  Allocation Fund -- Series I          1.380%              0.640%              0.740%        (1)(2)
 Invesco V.I. Capital
  Appreciation Fund -- Series
  I                                    0.910%                N/A               0.910%        (3)
 Invesco V.I. Capital
  Development Fund -- Series
  I                                    1.090%                N/A               1.090%        (4)(5)
 Invesco V.I. Core Equity
  Fund --Series I                      0.890%                N/A               0.890%
 Invesco V.I. International
  Growth Fund -- Series I              1.040%                N/A               1.040%        (5)
 Invesco V.I. Mid Cap Core
  Equity Fund -- Series I              1.030%                N/A               1.030%        (3)
 Invesco V.I. Small Cap
  Equity Fund -- Series I              1.070%                N/A               1.070%        (6)
 Invesco Van Kampen V.I.
  Comstock Fund -- Series II           1.100%              0.230%              0.870%        (7)(9)
 Invesco Van Kampen V.I. U.S.
  Mid Cap Value Fund --
  Series II                            1.290%                N/A               1.290%        (2)(8)(9)
ALLIANCEBERNSTEIN VARIABLE
PRODUCTS SERIES FUND, INC.
 AllianceBernstein VPS
  International Growth
  Portfolio --Class B                  1.180%                N/A               1.180%
 AllianceBernstein VPS
  International Value
  Portfolio --Class B                  1.100%                N/A               1.100%
 AllianceBernstein VPS
  Small/Mid Cap Value
  Portfolio -- Class B                 1.090%                N/A               1.090%
AMERICAN FUNDS INSURANCE
SERIES
 American Funds Asset
  Allocation Fund -- Class 2           0.570%                N/A               0.570%
 American Funds Blue Chip
  Income and Growth Fund --
  Class 2                              0.690%                N/A               0.690%
 American Funds Bond Fund --
  Class 2                              0.630%                N/A               0.630%
 American Funds Global Growth
  Fund -- Class 2                      0.810%                N/A               0.810%
 American Funds Global Small
  Capitalization Fund --
  Class 2                              1.000%                N/A               1.000%
 American Funds Growth Fund
  --Class 2                            0.590%                N/A               0.590%

                                                      DISTRIBUTION
                                                         AND/OR                                 ACQUIRED
                                                        SERVICE                                FUND FEES
                                   MANAGEMENT           (12B-1)              OTHER                AND
UNDERLYING FUND:                      FEES                FEES              EXPENSES            EXPENSES
-------------------------------------------------------------------------------------------------------------
 American Funds Growth-Income
  Fund -- Class 2                      0.270%              0.250%              0.020%                N/A
 American Funds International
  Fund -- Class 2                      0.490%              0.250%              0.040%                N/A
 American Funds New World
  Fund -- Class 2                      0.740%              0.250%              0.060%                N/A
FIDELITY VARIABLE INSURANCE
PRODUCTS FUNDS
 Fidelity(R) VIP
  Contrafund(R) Portfolio --
  Service Class 2                      0.560%              0.250%              0.090%                N/A
 Fidelity(R) VIP
  Equity-Income Portfolio --
  Service Class 2                      0.460%              0.250%              0.100%                N/A
 Fidelity(R) VIP Freedom 2010
  Portfolio -- Service Class
  2                                      N/A               0.250%                N/A               0.570%
 Fidelity(R) VIP Freedom 2020
  Portfolio -- Service Class
  2                                      N/A               0.250%                N/A               0.620%
 Fidelity(R) VIP Freedom 2030
  Portfolio -- Service Class
  2                                      N/A               0.250%                N/A               0.660%
 Fidelity(R) VIP Mid Cap
  Portfolio -- Service Class
  2                                    0.560%              0.250%              0.100%                N/A
FRANKLIN TEMPLETON VARIABLE
INSURANCE PRODUCTS TRUST
 Franklin Income Securities
  Fund --Class 2                       0.450%              0.250%              0.020%                N/A
 Franklin Small Cap Value
  Securities Fund -- Class 2           0.510%              0.250%              0.170%              0.010%
 Franklin Strategic Income
  Securities Fund -- Class 1           0.340%                N/A               0.250%                N/A
 Mutual Global Discovery
  Securities Fund -- Class 2           0.800%              0.250%              0.200%                N/A
 Mutual Shares Securities
  Fund --Class 2                       0.600%              0.250%              0.140%                N/A
 Templeton Foreign Securities
  Fund -- Class 2                      0.650%              0.250%              0.140%              0.010%
 Templeton Global Bond
  Securities Fund -- Class 2           0.460%              0.250%              0.090%                N/A
 Templeton Growth Securities
  Fund -- Class 2                      0.740%              0.250%              0.030%                N/A
HARTFORD HLS SERIES FUND II,
INC.
 Hartford Growth
  Opportunities HLS Fund --
  Class IA                             0.610%                N/A               0.050%                N/A
 Hartford U.S. Government
  Securities HLS Fund --
  Class IA                             0.450%                N/A               0.030%                N/A
HARTFORD SERIES FUND, INC.
 Hartford Advisers HLS Fund
  --Class IA                           0.610%                N/A               0.040%                N/A

                                                      CONTRACTUAL
                                     TOTAL             FEE WAIVER            TOTAL ANNUAL
                                     ANNUAL              AND/OR             FUND OPERATING
                                   OPERATING            EXPENSE             EXPENSES AFTER
UNDERLYING FUND:                    EXPENSES         REIMBURSEMENT            FEE WAIVER
-----------------------------  ----------------------------------------------------------------
 American Funds Growth-Income
  Fund -- Class 2                      0.540%                N/A               0.540%
 American Funds International
  Fund -- Class 2                      0.780%                N/A               0.780%
 American Funds New World
  Fund -- Class 2                      1.050%                N/A               1.050%
FIDELITY VARIABLE INSURANCE
PRODUCTS FUNDS
 Fidelity(R) VIP
  Contrafund(R) Portfolio --
  Service Class 2                      0.900%                N/A               0.900%       (10)
 Fidelity(R) VIP
  Equity-Income Portfolio --
  Service Class 2                      0.810%                N/A               0.810%       (11)
 Fidelity(R) VIP Freedom 2010
  Portfolio -- Service Class
  2                                      N/A                 N/A               0.820%       (12)(13)
 Fidelity(R) VIP Freedom 2020
  Portfolio -- Service Class
  2                                      N/A                 N/A               0.870%       (12)(13)
 Fidelity(R) VIP Freedom 2030
  Portfolio -- Service Class
  2                                      N/A                 N/A               0.910%       (12)(13)
 Fidelity(R) VIP Mid Cap
  Portfolio -- Service Class
  2                                    0.910%                N/A               0.910%       (14)
FRANKLIN TEMPLETON VARIABLE
INSURANCE PRODUCTS TRUST
 Franklin Income Securities
  Fund --Class 2                       0.720%                N/A               0.720%       (15)
 Franklin Small Cap Value
  Securities Fund -- Class 2           0.940%              0.010%              0.930%       (16)
 Franklin Strategic Income
  Securities Fund -- Class 1           0.590%                N/A               0.590%
 Mutual Global Discovery
  Securities Fund -- Class 2           1.250%                N/A               1.250%
 Mutual Shares Securities
  Fund --Class 2                       0.990%                N/A               0.990%
 Templeton Foreign Securities
  Fund -- Class 2                      1.050%              0.010%              1.040%       (16)
 Templeton Global Bond
  Securities Fund -- Class 2           0.800%                N/A               0.800%       (15)
 Templeton Growth Securities
  Fund -- Class 2                      1.020%                N/A               1.020%       (15)
HARTFORD HLS SERIES FUND II,
INC.
 Hartford Growth
  Opportunities HLS Fund --
  Class IA                             0.660%                N/A               0.660%
 Hartford U.S. Government
  Securities HLS Fund --
  Class IA                             0.480%                N/A               0.480%
HARTFORD SERIES FUND, INC.
 Hartford Advisers HLS Fund
  --Class IA                           0.650%                N/A               0.650%

                                                      DISTRIBUTION
                                                         AND/OR                                 ACQUIRED
                                                        SERVICE                                FUND FEES
                                   MANAGEMENT           (12B-1)              OTHER                AND
UNDERLYING FUND:                      FEES                FEES              EXPENSES            EXPENSES
-------------------------------------------------------------------------------------------------------------
 Hartford Capital
  Appreciation HLS Fund --
  Class IA                             0.630%                N/A               0.040%                N/A
 Hartford Disciplined Equity
  HLS Fund -- Class IA                 0.700%                N/A               0.050%                N/A
 Hartford Dividend and Growth
  HLS Fund -- Class IA                 0.640%                N/A               0.040%                N/A
 Hartford Global Growth HLS
  Fund -- Class IA                     0.740%                N/A               0.070%                N/A
 Hartford Global Research HLS
  Fund -- Class IA                     0.900%                N/A               0.110%                N/A
 Hartford High Yield HLS Fund
  --Class IA                           0.690%                N/A               0.060%                N/A
 Hartford Index HLS Fund --
  Class IA                             0.300%                N/A               0.040%                N/A
 Hartford International
  Opportunities HLS Fund --
  Class IA                             0.670%                N/A               0.070%                N/A
 Hartford Money Market HLS
  Fund -- Class IA                     0.400%                N/A               0.030%                N/A
 Hartford Small Company HLS
  Fund -- Class IA                     0.690%                N/A               0.040%                N/A
 Hartford Stock HLS Fund --
  Class IA                             0.470%                N/A               0.030%                N/A
 Hartford Total Return Bond
  HLS Fund -- Class IA                 0.460%                N/A               0.040%                N/A
 Hartford Value HLS Fund --
  Class IA                             0.730%                N/A               0.050%                N/A
LORD ABBETT SERIES FUND, INC.
 Lord Abbett Bond-Debenture
  Portfolio -- Class VC                0.500%                N/A               0.440%                N/A
 Lord Abbett Capital
  Structure Portfolio --
  Class VC                             0.750%                N/A               0.490%                N/A
 Lord Abbett Growth and
  Income Portfolio -- Class
  VC                                   0.500%                N/A               0.420%                N/A
MFS(R) VARIABLE INSURANCE
 TRUST
 MFS(R) Investors Trust
  Series --Initial Class               0.750%                N/A               0.080%                N/A
 MFS(R) New Discovery Series
  --Initial Class                      0.900%                N/A               0.110%                N/A
 MFS(R) Research Bond Series
  --Initial Class                      0.500%                N/A               0.090%                N/A
 MFS(R) Total Return Series
  --Initial Class                      0.750%                N/A               0.060%                N/A
 MFS(R) Value Series --
  Initial Class                        0.740%                N/A               0.080%                N/A

                                                      CONTRACTUAL
                                     TOTAL             FEE WAIVER            TOTAL ANNUAL
                                     ANNUAL              AND/OR             FUND OPERATING
                                   OPERATING            EXPENSE             EXPENSES AFTER
UNDERLYING FUND:                    EXPENSES         REIMBURSEMENT            FEE WAIVER
-----------------------------  ----------------------------------------------------------------
 Hartford Capital
  Appreciation HLS Fund --
  Class IA                             0.670%                N/A               0.670%
 Hartford Disciplined Equity
  HLS Fund -- Class IA                 0.750%                N/A               0.750%
 Hartford Dividend and Growth
  HLS Fund -- Class IA                 0.680%                N/A               0.680%
 Hartford Global Growth HLS
  Fund -- Class IA                     0.810%                N/A               0.810%
 Hartford Global Research HLS
  Fund -- Class IA                     1.010%                N/A               1.010%
 Hartford High Yield HLS Fund
  --Class IA                           0.750%                N/A               0.750%
 Hartford Index HLS Fund --
  Class IA                             0.340%                N/A               0.340%
 Hartford International
  Opportunities HLS Fund --
  Class IA                             0.740%                N/A               0.740%
 Hartford Money Market HLS
  Fund -- Class IA                     0.430%                N/A               0.430%
 Hartford Small Company HLS
  Fund -- Class IA                     0.730%                N/A               0.730%
 Hartford Stock HLS Fund --
  Class IA                             0.500%                N/A               0.500%
 Hartford Total Return Bond
  HLS Fund -- Class IA                 0.500%                N/A               0.500%
 Hartford Value HLS Fund --
  Class IA                             0.780%                N/A               0.780%
LORD ABBETT SERIES FUND, INC.
 Lord Abbett Bond-Debenture
  Portfolio -- Class VC                0.940%              0.040%              0.900%       (17)
 Lord Abbett Capital
  Structure Portfolio --
  Class VC                             1.240%              0.090%              1.150%       (17)
 Lord Abbett Growth and
  Income Portfolio -- Class
  VC                                   0.920%                N/A               0.920%
MFS(R) VARIABLE INSURANCE
 TRUST
 MFS(R) Investors Trust
  Series --Initial Class               0.830%                N/A               0.830%
 MFS(R) New Discovery Series
  --Initial Class                      1.010%                N/A               1.010%
 MFS(R) Research Bond Series
  --Initial Class                      0.590%                N/A               0.590%
 MFS(R) Total Return Series
  --Initial Class                      0.810%              0.040%              0.770%       (18)
 MFS(R) Value Series --
  Initial Class                        0.820%                N/A               0.820%

                                                      DISTRIBUTION
                                                         AND/OR                                 ACQUIRED
                                                        SERVICE                                FUND FEES
                                   MANAGEMENT           (12B-1)              OTHER                AND
UNDERLYING FUND:                      FEES                FEES              EXPENSES            EXPENSES
-------------------------------------------------------------------------------------------------------------
OPPENHEIMER VARIABLE ACCOUNT
FUNDS
 Oppenheimer Capital
  Appreciation Fund(R)/VA --
  Service Shares                       0.660%              0.250%              0.130%                N/A
 Oppenheimer Global
  Securities Fund(R)/VA --
  Service Shares                       0.630%              0.250%              0.130%                N/A
 Oppenheimer Main Street
  Fund(R)/VA -- Service
  Shares                               0.650%              0.250%              0.130%                N/A
 Oppenheimer Main Street
  Small-& Mid-Cap Fund(R)/VA
  --Service Shares                     0.700%              0.250%              0.150%                N/A
PUTNAM VARIABLE TRUST
 Putnam VT Capital
  Opportunities Fund -- Class
  IB                                   0.630%              0.250%              0.300%                N/A
 Putnam VT Diversified Income
  Fund -- Class IB                     0.550%              0.250%              0.190%                N/A
 Putnam VT Equity Income Fund
  --Class IB                           0.480%              0.250%              0.170%              0.050%
 Putnam VT Growth and Income
  Fund -- Class IB                     0.480%              0.250%              0.150%                N/A
 Putnam VT High Yield Fund --
  Class IB                             0.570%              0.250%              0.180%                N/A
 Putnam VT Income Fund --
  Class IB                             0.400%              0.250%              0.190%                N/A
 Putnam VT International
  Equity Fund -- Class IB              0.700%              0.250%              0.190%                N/A
 Putnam VT Multi-Cap Growth
  Fund -- Class IB                     0.560%              0.250%              0.190%                N/A
 Putnam VT Small Cap Value
  Fund -- Class IB                     0.630%              0.250%              0.190%              0.090%
 Putnam VT Voyager Fund --
  Class IB                             0.560%              0.250%              0.160%              0.020%
THE UNIVERSAL INSTITUTIONAL
FUNDS, INC.
 UIF Mid Cap Growth Portfolio
  --Class II                           0.750%              0.350%              0.310%                N/A

                                                      CONTRACTUAL
                                     TOTAL             FEE WAIVER            TOTAL ANNUAL
                                     ANNUAL              AND/OR             FUND OPERATING
                                   OPERATING            EXPENSE             EXPENSES AFTER
UNDERLYING FUND:                    EXPENSES         REIMBURSEMENT            FEE WAIVER
-----------------------------  ----------------------------------------------------------------
OPPENHEIMER VARIABLE ACCOUNT
FUNDS
 Oppenheimer Capital
  Appreciation Fund(R)/VA --
  Service Shares                       1.040%                N/A               1.040%
 Oppenheimer Global
  Securities Fund(R)/VA --
  Service Shares                       1.010%                N/A               1.010%
 Oppenheimer Main Street
  Fund(R)/VA -- Service
  Shares                               1.030%                N/A               1.030%
 Oppenheimer Main Street
  Small-& Mid-Cap Fund(R)/VA
  --Service Shares                     1.100%                N/A               1.100%       (19)
PUTNAM VARIABLE TRUST
 Putnam VT Capital
  Opportunities Fund -- Class
  IB                                   1.180%                N/A               1.180%
 Putnam VT Diversified Income
  Fund -- Class IB                     0.990%                N/A               0.990%
 Putnam VT Equity Income Fund
  --Class IB                           0.950%                N/A               0.950%
 Putnam VT Growth and Income
  Fund -- Class IB                     0.880%                N/A               0.880%
 Putnam VT High Yield Fund --
  Class IB                             1.000%                N/A               1.000%
 Putnam VT Income Fund --
  Class IB                             0.840%                N/A               0.840%
 Putnam VT International
  Equity Fund -- Class IB              1.140%                N/A               1.140%
 Putnam VT Multi-Cap Growth
  Fund -- Class IB                     1.000%                N/A               1.000%
 Putnam VT Small Cap Value
  Fund -- Class IB                     1.160%                N/A               1.160%
 Putnam VT Voyager Fund --
  Class IB                             0.990%                N/A               0.990%
THE UNIVERSAL INSTITUTIONAL
FUNDS, INC.
 UIF Mid Cap Growth Portfolio
  --Class II                           1.410%                N/A               1.410%       (20)

NOTES

(1) Invesco Advisers, Inc. (Invesco or Adviser) has contractually agreed, through at least June 30, 2013, to waive advisory fees and/or reimburse expenses of Series I shares to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) of Series I shares to 0.70% of average daily nets assets. In determining the Adviser's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items; (5) expenses of the underlying funds that are paid indirectly as a result of share ownership of the underlying funds (as disclosed above as Acquired Fund Fees and Expenses); and (6) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless the Board of Trustees and Invesco mutually agreed to amend or continue the fee waiver agreement, it will terminate on June 30, 2013.

(2) "Other Expenses", "Acquired Fund Fees and Expenses" and "Total Annual Operating Expenses" are based on estimated amounts for the current fiscal year.

(3) The Adviser has contractually agreed, through at least April 30, 2012, to waive advisory fees and/or reimburse expenses of Series I shares to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding certain items discussed below) of Series I shares to 1.30% of average daily nets assets. In determining the Adviser's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements to exceed the numbers reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary or non-routine items; (v) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless the Board of Trustees and Invesco Advisers, Inc. mutually agree to amend or continue the fee waiver agreement, it will terminate on April 30, 2012.

(4) The Adviser has contractually agreed, through at least April 30, 2012, to waive a portion of its advisory fees to the extent necessary so that the advisory fees payable by the Fund does not exceed a specified maximum annual advisory fee rate, wherein the fee rate includes breakpoints and is based upon net asset levels. The Fund's maximum annual advisory fee rate ranges from 0.745% (for average net assets up to $250 million) to 0.64% (for average net assets over $10 billion).

(5) The Adviser has contractually agreed, through at least June 30, 2012, to waive advisory fees and/or reimburse expenses of Series I shares to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (subject to the same exclusions discussed above in Note 2) of Series I shares to 1.30% of average daily net assets for Invesco V.I. Capital Development Fund, to 0.67% of average daily net assets for Invesco V.I. Dividend Growth Fund, to 0.60% of average daily net assets for Invesco V.I. Government Securities Fund, to 0.80% of average daily net assets for Invesco V.I. High Yield Fund, to 1.11% of average daily net assets for Invesco V.I. International Growth Fund, to 0.37% of average daily net assets for Invesco V.I. Select Dimensions Equally-Weighted S&P 500 Fund, to 0.84% of average daily net assets for Invesco Van Kampen V.I. Capital Growth Fund, to 0.70% of average daily net assets for Invesco Van Kampen Equity and Income Fund, to 1.18% of average daily net assets for Invesco Van Kampen V.I. Mid Cap Value Fund.

(6) The Adviser has contractually agreed, through at least April 30, 2012, to waive advisory fees and/or reimburse expenses of Series I shares to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (subject to the same exclusions discussed above in Note 2) of Series I shares to 1.01% of average daily net assets for Invesco V.I. Leisure Fund, to 1.15% of average daily net assets for Invesco V.I. Small Cap Equity Fund, to 1.18% of average daily net assets for Invesco Van Kampen V.I. Growth and Income Fund.

(7) "Total Annual Fund Operating Expenses" have been restated and reflect the reorganization of one of more affiliated investment companies into the Fund.

(8) The Distributor has contractually agreed, through at least June 30, 2012, to waive 0.15% of Rule 12b-1 distribution plan payments. Unless the Board of Trustees and Invesco Advisers, Inc. mutually agree to amend or continue the fee waiver agreement, it will terminate on June 30, 2012.

(9) The Adviser has contractually agreed, through at least June 30, 2012, to waive advisory fees and/or reimburse expenses of Series II shares to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (subject to the same exclusions discussed above in Note 2) of Series II shares to 1.45% of average daily net assets for Invesco V.I. Capital Development Fund, to 0.92% of average daily net assets for Invesco V.I. Dividend Growth Fund, to 0.85% of average daily net assets for Invesco V.I. Government Securities Fund, to 1.36% of average daily net assets for Invesco V.I. International Growth Fund, to 0.62% of average daily net assets for Invesco V.I. Select Dimensions Equally-Weighted S&P 500 Fund, to 1.09% of average daily net assets for Invesco Van Kampen V.I. Capital Growth Fund, to 0.75% of average daily net assets for Invesco Van Kampen Equity and Income Fund, to 0.87% of average daily net assets for Invesco Van Kampen V.I. Comstock and Invesco Van Kampen V.I. Growth and Income, to 1.23% of average daily net assets for Invesco Van Kampen V.I. Mid Cap Growth Fund, to 1.28% of average daily net assets for Invesco Van Kampen V.I. Mid Cap Value.

(10) A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses. Including this reduction, the total class operating expenses would have been 0.70%. These offsets may be discontinued at any time.

(11) Fidelity Management & Research or its affiliates agreed to waive certain fees during the period.

(12) Fidelity Management & Research Company has voluntarily agreed to reimburse Initial Class, Service Class, and Service Class 2 of each fund to the extent that total operating expenses (excluding interest, taxes, brokerage commissions, extraordinary expenses, 12b-1 fees, fund and acquired fees and expenses, if any) as a percentage of their respective average net assets, exceed 0.00%, 0.10% and 0.25% for Initial Class, Service Class, and Service Class 2, respectively.

(13) Differs from the ratios of expenses to average net assets in the Fund's prospectus Financial Highlights section because the total annual operating expenses shown above include acquired fund fees and expenses.

(14) A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce the fund's custodian expenses. Including these reductions, the total class operating expenses would have been 0.58%. These offsets may be discontinued at any time.

(15) The Fund administration fee is paid indirectly through the management fee.

(16) The manager and administrator have agreed in advance to reduce their fees as a result of the fund's investment in a Franklin Templeton money market fund. This reduction will continue until at least April 30, 2012.

(17) For the period May 1, 2011 through April 30, 2012, Lord Abbett has contractually agreed to waive all or a portion of its management fee and, if necessary, reimburse the Fund's other expenses to the extent necessary so that the total net annual operating expenses do not exceed an annual rate of: 0.90% for Lord Abbett Bond-Debenture Portfolio -- Class VC; 0.95% for Lord Abbett Classic Stock Portfolio -- Class VC; and 1.15% for Lord Abbett Fundamental Equity Portfolio -- Class VC and Lord Abbett Capital Structure Portfolio -- Class VC. This agreement may be terminated only upon the approval of the Fund's Board of Directors

(18) Effective May 1, 2011, MFS has agreed in writing to reduce its management fee to 0.70% of the fund's average daily net assets annually in excess of $1 billion and 0.65% of the fund's average daily net assets annually in excess of $2.5 billion to $3 billion until modified by a vote of the fund's Board of Trustees, but such agreement will continue until at least April 30, 2012.

(19) The Manager has voluntarily agreed to limit the Fund's total annual operating expenses so that those expenses, as percentages of daily net assets, will not exceed the annual rate of 1.05% for Service Shares. This voluntary expense limitation may not be amended or withdrawn until one year after the date of this prospectus.

(20) The Portfolios' adviser, Morgan Stanley Investment Management Inc. (the "Adviser"), has agreed to reduce its advisory fee and/or reimburse each Portfolio so that total annual portfolio operating expenses, excluding certain investment related expenses (such as foreign country tax expense and interest expense on amounts borrowed) (but including any 12b-1 fee), will not exceed the below expense caps. The fee waivers and/or expense reimbursements are expected to continue until such time as the Fund's Board of Directors acts to discontinue all or a portion of such waivers and/or reimbursements when it deems that such action is appropriate.

PORTFOLIO NAME                                                    EXPENSE CAP
--------------------------------------------------------------------------------
UIF Core Plus Fixed Income Portfolio -- Class I                       0.70%
UIF Emerging Markets Debt Portfolio -- Class I                        1.30%
UIF Emerging Markets Equity Portfolio -- Class I                      1.60%
UIF Emerging Markets Equity Portfolio -- Class II                     1.65%
UIF Global Franchise Portfolio -- Class II                            1.20%
UIF Mid Cap Growth Portfolio -- Class II                              1.15%
UIF Small Company Growth Portfolio -- Class II                        1.25%
UIF U.S. Real Estate Portfolio -- Class II                            1.35%

FUNDING OPTION                                  INVESTMENT OBJECTIVE SUMMARY                INVESTMENT ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS
 Invesco V.I. Balanced Risk Allocation   Long-term capital growth                     Invesco Advisers, Inc.
  Fund -- Series I
 Invesco V.I. Capital Appreciation Fund  Seeks long-term growth of capital            Invesco Advisers, Inc.
  -- Series I
 Invesco V.I. Capital Development Fund   Seeks long-term growth of capital            Invesco Advisers, Inc.
  -- Series I
 Invesco V.I. Core Equity Fund --        Seeks long-term growth of capital            Invesco Advisers, Inc.
  Series I
 Invesco V.I. International Growth Fund  Seeks long-term growth of capital            Invesco Advisers, Inc.
  -- Series I

FUNDING OPTION                                  INVESTMENT OBJECTIVE SUMMARY                INVESTMENT ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
 Invesco V.I. Mid Cap Core Equity Fund   Seeks long-term growth of capital            Invesco Advisers, Inc.
  -- Series I
 Invesco V.I. Small Cap Equity Fund --   Seeks long-term growth of capital            Invesco Advisers, Inc.
  Series I
 Invesco Van Kampen V.I. Comstock Fund   Seeks capital growth and income through      Invesco Advisers, Inc.
  -- Series II                           investments in equity securities, including
                                         common stocks, preferred stocks and
                                         securities convertible into common and
                                         preferred stocks
 Invesco Van Kampen V.I. U.S. Mid Cap    Above-average total return over a market     Invesco Advisers, Inc.
  Value Fund -- Series II                cycle of three to five years by investing
                                         in common stocks and other equity
                                         securities
ALLIANCEBERNSTEIN VARIABLE PRODUCTS
SERIES FUND, INC.
 AllianceBernstein VPS International     Seeks long-term growth of capital            ABIS -- AllianceBernstein Investor
  Growth Portfolio -- Class B                                                         Services, Inc.
 AllianceBernstein VPS International     Seeks long-term growth of capital            ABIS -- AllianceBernstein Investor
  Value Portfolio -- Class B                                                          Services, Inc.
 AllianceBernstein VPS Small/Mid Cap     Seeks long-term growth of capital            ABIS -- AllianceBernstein Investor
  Value Portfolio -- Class B                                                          Services, Inc.
AMERICAN FUNDS INSURANCE SERIES
 American Funds Asset Allocation Fund    Seeks high total return, including income    Capital Research and Management Company
  -- Class 2                             and capital gains, consistent with the
                                         preservation of capital over the long term
                                         by investing in a diversified portfolio of
                                         common stocks and fixed-income securities.
 American Funds Blue Chip Income and     Seeks to produce income exceeding the        Capital Research and Management Company
  Growth Fund -- Class 2                 average yield on U.S. stocks generally and
                                         to provide an opportunity for growth of
                                         principal consisstent with sound common
                                         stock investing through investments in
                                         quality common stocks.
 American Funds Bond Fund -- Class 2     Seeks a high level of current income as is   Capital Research and Management Company
                                         consistent with preservation of capital by
                                         investing primarily in bonds.
 American Funds Global Growth Fund --    Seeks growth of capital over time by         Capital Research and Management Company
  Class 2                                investing primarily in common stocks of
                                         companies located around the world.
 American Funds Global Small             Seeks growth of capital over time by         Capital Research and Management Company
  Capitalization Fund -- Class 2         investing primarily in stocks of smaller
                                         companies located around the world.
 American Funds Growth Fund -- Class 2   Seeks to invest in a wide range of           Capital Research and Management Company
                                         companies that appear to offer superior
                                         opportunities for growth of capital.
 American Funds Growth-Income Fund --    Seeks capital growth and income over time    Capital Research and Management Company
  Class 2                                by investing primarily in U.S. common
                                         stocks or other securities that demonstrate
                                         the potential for capital appreciation
                                         and/or dividends.

FUNDING OPTION                                  INVESTMENT OBJECTIVE SUMMARY                INVESTMENT ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
 American Funds International Fund --    Seeks growth of capital over time by         Capital Research and Management Company
  Class 2                                investing primarily in common stocks of
                                         companies located outside the United
                                         States.
 American Funds New World Fund -- Class  Seeks long-term growth of capital by         Capital Research and Management Company
  2                                      investing primarily in stocks and bonds of
                                         companies with significant exposure to
                                         countries with developing economies and/or
                                         markets.
FIDELITY VARIABLE INSURANCE PRODUCTS
FUNDS
 Fidelity(R) VIP Contrafund(R)           Seeks long-term capital appreciation         Fidelity Management & Research Company
  Portfolio -- Service Class 2                                                        Sub-advised by FMR Co., Inc. and other
                                                                                      Fidelity affiliates
 Fidelity(R) VIP Equity-Income           Seeks reasonable income. Fund will also      Fidelity Management & Research Company
  Portfolio -- Service Class 2           consider potential for capital appreciation  Sub-advised by FMR Co., Inc. and other
                                                                                      Fidelity affiliates
 Fidelity(R) VIP Freedom 2010 Portfolio  Seeks high total return with a secondary     Strategic Advisers, Inc.
  -- Service Class 2                     objective of principal preservation as the
                                         fund approaches its target date and beyond
 Fidelity(R) VIP Freedom 2020 Portfolio  Seeks high total return with a secondary     Strategic Advisers, Inc.
  -- Service Class 2                     objective of principal preservation as the
                                         fund approaches its target date and beyond
 Fidelity(R) VIP Freedom 2030 Portfolio  Seeks high total return with a secondary     Strategic Advisers, Inc.
  -- Service Class 2                     objective of principal preservation as the
                                         fund approaches its target date and beyond
 Fidelity(R) VIP Mid Cap Portfolio --    Long-term growth of capital with current     Fidelity Management & Research Company
  Service Class 2                        income as a secondary consideration          Sub-advised by FMR Co., Inc. and other
                                                                                      Fidelity affiliates
FRANKLIN TEMPLETON VARIABLE INSURANCE
PRODUCTS TRUST
 Franklin Income Securities Fund --      Seeks to maximize income while maintaining   Franklin Advisers, Inc.
  Class 2                                prospects for capital appreciation. The
                                         fund normally invests in both equity and
                                         debt securities
 Franklin Small Cap Value Securities     Seeks long-term total return                 Franklin Advisory Services, LLC
  Fund -- Class 2
 Franklin Strategic Income Securities    Seeks a high level of current income, with   Franklin Advisers, Inc.
  Fund -- Class 1                        capital appreciation over the long term as
                                         a secondary goal
 Mutual Global Discovery Securities      Seeks capital appreciation                   Franklin Mutual Advisers, LLC
  Fund -- Class 2                                                                     Sub-advised by Franklin Templeton
                                                                                      Investment Management Limited
 Mutual Shares Securities Fund -- Class  Capital appreciation, with income as a       Franklin Mutual Advisers, LLC
  2                                      secondary goal

FUNDING OPTION                                  INVESTMENT OBJECTIVE SUMMARY                INVESTMENT ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
 Templeton Foreign Securities Fund --    Seeks long-term capital growth               Templeton Investment Counsel, LLC
  Class 2
 Templeton Global Bond Securities Fund   Seeks high current income, consistent with   Franklin Advisers, Inc.
  -- Class 2                             preservation of capital, with capital
                                         appreciation as a secondary consideration
 Templeton Growth Securities Fund --     Seeks long-term capital growth               Templeton Global Advisors Limited
  Class 2                                                                             Sub-advised by Templeton Asset Management
                                                                                      Ltd. and Franklin Templeton Investments
                                                                                      (Asia) Limited
HARTFORD HLS SERIES FUND II, INC.
 Hartford Growth Opportunities HLS Fund  Seeks capital appreciation                   HL Investment Advisors, LLC
  -- Class IA                                                                         Sub-advised by Wellington Management
                                                                                      Company, LLP
 Hartford U.S. Government Securities     Seeks to maximize total return while         HL Investment Advisors, LLC
  HLS Fund -- Class IA                   providing shareholders with a high level of  Sub-advised by Hartford Investment
                                         current income consistent with prudent       Management Company
                                         investment risk
HARTFORD SERIES FUND, INC.
 Hartford Advisers HLS Fund -- Class IA  Seeks maximum long-term total return         HL Investment Advisors, LLC
                                                                                      Sub-advised by Wellington Management
                                                                                      Company, LLP
 Hartford Capital Appreciation HLS Fund  Seeks growth of capital                      HL Investment Advisors, LLC
  -- Class IA                                                                         Sub-advised by Wellington Management
                                                                                      Company, LLP
 Hartford Disciplined Equity HLS Fund    Seeks growth of capital                      HL Investment Advisors, LLC
  -- Class IA                                                                         Sub-advised by Wellington Management
                                                                                      Company, LLP
 Hartford Dividend and Growth HLS Fund   Seeks a high level of current income         HL Investment Advisors, LLC
  -- Class IA                            consistent with growth of capital            Sub-advised by Wellington Management
                                                                                      Company, LLP
 Hartford Global Growth HLS Fund --      Seeks growth of capital                      HL Investment Advisors, LLC
  Class IA                                                                            Sub-advised by Wellington Management
                                                                                      Company, LLP
 Hartford Global Research HLS Fund --    Seeks long-term capital appreciation         HL Investment Advisors, LLC
  Class IA                                                                            Sub-advised by Wellington Management
                                                                                      Company, LLP
 Hartford High Yield HLS Fund -- Class   Seeks high current income with growth of     HL Investment Advisors, LLC
  IA                                     capital as a secondary objective             Sub-advised by Hartford Investment
                                                                                      Management Company
 Hartford Index HLS Fund -- Class IA     Seeks to provide high current income, and    HL Investment Advisors, LLC
                                         long-term total return                       Sub-advised by Hartford Investment
                                                                                      Management Company
 Hartford International Opportunities    Seeks long-term growth of capital            HL Investment Advisors, LLC
  HLS Fund -- Class IA                                                                Sub-advised by Wellington Management
                                                                                      Company, LLP
 Hartford Money Market HLS Fund --       Maximum current income consistent with       HL Investment Advisors, LLC
  Class IA                               liquidity and preservation of capital        Sub-advised by Hartford Investment
                                                                                      Management Company
 Hartford Small Company HLS Fund --      Seeks growth of capital                      HL Investment Advisors, LLC
  Class IA                                                                            Sub-advised by Wellington Management
                                                                                      Company, LLP

FUNDING OPTION                                  INVESTMENT OBJECTIVE SUMMARY                INVESTMENT ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
 Hartford Stock HLS Fund -- Class IA     Seeks long-term growth of capital            HL Investment Advisors, LLC
                                                                                      Sub-advised by Wellington Management
                                                                                      Company, LLP
 Hartford Total Return Bond HLS Fund --  Seeks a competitive total return, with       HL Investment Advisors, LLC
  Class IA                               income as a secondary objective              Sub-advised by Hartford Investment
                                                                                      Management Company
 Hartford Value HLS Fund -- Class IA     Seeks long-term total return                 HL Investment Advisors, LLC
                                                                                      Sub-advised by Wellington Management
                                                                                      Company, LLP
LORD ABBETT SERIES FUND, INC.
 Lord Abbett Bond-Debenture Portfolio    High current income and the opportunity for  Lord, Abbett & Co. LLC
  -- Class VC                            capital appreciation to produce a high
                                         total return
 Lord Abbett Capital Structure           Current income and capital appreciation      Lord, Abbett & Co. LLC
  Portfolio -- Class VC
 Lord Abbett Growth and Income           Long-term growth of capital and income       Lord, Abbett & Co. LLC
  Portfolio -- Class VC                  without excessive fluctuations in market
                                         value
MFS(R) VARIABLE INSURANCE TRUST
 MFS(R) Investors Trust Series --        Seeks capital appreciation                   MFS Investment Management
  Initial Class
 MFS(R) New Discovery Series -- Initial  Seeks capital appreciation                   MFS Investment Management
  Class
 MFS(R) Research Bond Series -- Initial  Total return with an emphasis on high        MFS Investment Management
  Class                                  current income, but also considering
                                         capital appreciation
 MFS(R) Total Return Series -- Initial   Seeks total return                           MFS Investment Management
  Class
 MFS(R) Value Series -- Initial Class    Seeks capital appreciation                   MFS Investment Management
OPPENHEIMER VARIABLE ACCOUNT FUNDS
 Oppenheimer Capital Appreciation        Seeks to achieve capital appreciation by     OppenheimerFunds, Inc.
  Fund(R)/VA -- Service Shares           investing in securities of well-known
                                         established companies.
 Oppenheimer Global Securities           Seeks long-term capital appreciation by      OppenheimerFunds, Inc.
  Fund(R)/VA -- Service Shares           investing a substantial portion of its
                                         assets in securities of foreign issuers,
                                         "growth-type" companies, cyclical
                                         industries and special situations which are
                                         considered to have appreciation
                                         possibilities.
 Oppenheimer Main Street Fund(R)/VA --   Seeks a high total return                    OppenheimerFunds, Inc.
  Service Shares
 Oppenheimer Main Street Small- &        Seeks capital appreciation from investing    OppenheimerFunds, Inc.
  Mid-Cap Fund(R)/VA -- Service Shares   mainly in small company stocks
  (1)
PUTNAM VARIABLE TRUST
 Putnam VT Capital Opportunities Fund    Long term growth of capital                  Putnam Investment Management, LLC
  -- Class IB
 Putnam VT Diversified Income Fund --    As high a level of current income as Putnam  Putnam Investment Management, LLC
  Class IB                               Management believes is consistent with
                                         preservation of capital

FUNDING OPTION                                  INVESTMENT OBJECTIVE SUMMARY                INVESTMENT ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
 Putnam VT Equity Income Fund -- Class   Capital growth and current income            Putnam Investment Management, LLC
  IB
 Putnam VT Growth and Income Fund --     Capital growth and current income            Putnam Investment Management, LLC
  Class IB
 Putnam VT High Yield Fund -- Class IB   High current income. Capital growth is a     Putnam Investment Management, LLC
                                         secondary goal when consistent with
                                         achieving high current income
 Putnam VT Income Fund -- Class IB       High current income consistent with what     Putnam Investment Management, LLC
                                         Putnam Management believes to be prudent
                                         risk
 Putnam VT International Equity Fund --  Capital appreciation                         Putnam Investment Management, LLC
  Class IB                                                                            Putnam Advisory Company, LLC
 Putnam VT Multi-Cap Growth Fund --      Long-term capital appreciation               Putnam Investment Management, LLC
  Class IB (2)                                                                        Putnam Investments Limited
 Putnam VT Small Cap Value Fund --       Capital appreciation                         Putnam Investment Management, LLC
  Class IB
 Putnam VT Voyager Fund -- Class IB      Capital appreciation                         Putnam Investment Management, LLC
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
 UIF Mid Cap Growth Portfolio -- Class   Seeks long-term capital growth by investing  Morgan Stanley Investment Management Inc.
  II                                     primarily in common stocks and other equity
                                         securities

NOTES

(1)  Formerly Oppenheimer Main Street Small Cap Fund(R)/VA -- Service Shares

(2)  Formerly Putnam VT New Opportunities Fund -- Class IB

2. FEES WE RECEIVE FROM FUNDS AND RELATED PARTIES

The following updates the "Fees We Receive from Funds and Related Parties" under the ABOUT US section of the prospectus:

For the fiscal year ended December 31, 2010, revenue sharing (administrative service payments and/or Rule 12b-1 fees received from Fund complexes (or affiliated entities)), did not exceed: $5,168,525 (excluding indirect benefits received by offering HLS Funds as investment options).

3. POLICY LIMITATIONS

The following applies to the "Policy Limitations" under the YOUR POLICY section of the prospectus:

There are some restrictions on your ability to make sub-account transfers. These include: a) one sub-account transfer request each day; b) a total of 20 sub-account transfers each Calendar Year (the "Transfer Rule") by U.S. Mail, Voice Response Unit, Internet, telephone, same day mail or courier service; and
c) policies designed by the Underlying Funds to restrict excessive sub-account transfers. Please refer to the May 1, 1997 version of the prospectus for more information or contact Us.

4. SAFE HAVEN PROGRAM

The following replaces the "Safe Haven Program" section under the OTHER BENEFITS section of the prospectus:

SAFE HAVEN PROGRAM

If the Death Benefit payment is $10,000 or greater, the Beneficiary may elect to have their death proceeds paid through our Safe Haven Program ("Safe Haven Program"). Under the Safe Haven Program, the proceeds remain in Our General Account and the Beneficiary will receive a draft book. Proceeds are guaranteed by the claims paying ability of the Company; however, it is not a bank account and is not insured by Federal Deposit Insurance Corporation (FDIC), nor is it backed by any federal or state government agency. The Beneficiary can write one draft for the total amount of the payment, or keep the money in the General Account and write draft accounts as needed. We will credit interest at a rate determined by us. We will credit interest at a rate determined periodically in our sole discretion. THE INTEREST RATE IS BASED UPON THE ANALYSIS OF INTEREST RATES CREDITED TO FUNDS LEFT ON DEPOSIT WITH OTHER INSURANCE COMPANIES UNDER PROGRAMS SIMILAR TO THE HARTFORD'S SAFE HAVEN PROGRAM. IN DETERMINING THE INTEREST RATE, WE ALSO FACTOR IN THE IMPACT OF THE HARTFORD'S PROFITABILITY, GENERAL ECONOMIC TRENDS, COMPETITIVE FACTORS AND ADMINISTRATIVE EXPENSES. THE INTEREST RATE CREDITS IS NOT THE SAME RATE EARNED ON ASSETS IN THE FIXED ACCUMULATION FEATURE OR PERSONAL PENSION ACCOUNT AND ARE NOT SUBJECT TO MINIMUM INTEREST RATES PRESCRIBED BY STATE NON-FORFEITURE LAWS. For federal income tax purposes, the Beneficiary will be deemed to have received the lump sum payment on transfer of the Death Benefit Proceeds to the General Account. The interest will be taxable to the Beneficiary in the tax year that it is credited. We may not offer the Safe Haven Account in all states and we reserve the right to discontinue offering it at any time. Although there are no direct charges for the Safe Haven Program, Hartford earns investment income from the proceeds under the program. Then investment income earned is likely more than the amount of interest we credit and Hartford is making a profit from the difference.

The minimum amount that may be applied under a settlement option is $5,000 unless we agree otherwise. Once you select a settlement option, it is irrevocable and you may not change the settlement option for a lump sum. The following payment options are available to you and your beneficiary. Your beneficiary may choose a settlement option instead of taking the Death Benefit amount in a lump sum.

5. ADDITIONAL PAYMENTS

The following updates the "Additional Payment" section under HOW POLICIES ARE SOLD in the prospectus:

Subject to FINRA and Financial Intermediary rules, we (or our affiliates) also pay the following types of additional payments to, among other things encourage the sale of this Policy. These additional payments could create an incentive for your Registered Representative, and the Financial Intermediary with which they are associated, to recommend products that pay them more than others.

For the year ended December 31, 2010, Hartford and its affiliates paid approximately $5.6 million in Additional Payments to Financial Intermediaries in conjunction with the promotion and support of individual life policies.

In addition, for the year ended December 31, 2010, Hartford, HESCO and their affiliates, Hartford Life and Annuity Insurance Company, paid $900 thousand in Additional Payments to an affiliated Financial Intermediary, Woodbury Financial Services, Inc. (an indirect wholly owned subsidiary of Hartford).

6. DEATH BENEFITS AND POLICY VALUES

The following is added to the "Death Benefits and Policy Values" section of the prospectus:

VALID DEATH CLAIMS: The Company will pay the death proceeds (death benefit less indebtedness) to the beneficiary normally within seven days after proof of death of the insured is received by us, at the Individual Life Operations Center, and the Company has: 1) verified the validity of the claim; 2) received all required beneficiary forms and information; 3) completed all investigations of the claim; and 4) determined all other information has been received and is in good order.

7. LEGAL PROCEEDINGS

The following updates the "Legal Proceedings" section of the prospectus:

There continues to be significant federal and state regulatory activity relating to financial services companies. Like other insurance companies, we are involved in lawsuits, arbitrations, and regulatory/legal proceedings. Certain of the lawsuits and legal actions the Company is involved in assert claims for substantial amounts. While it is not possible to predict with certainty the ultimate outcome of any pending or future case, legal proceeding or regulatory action, we do not expect the ultimate result of any of these actions to result in a material adverse effect on the Company or its Separate Accounts. Nonetheless, given the large or indeterminate amounts sought in certain of these actions, and the inherent unpredictability of litigation, an adverse outcome in certain matters could, from time to time, have a material adverse effect on the Company's results of operations or cash flows in particular quarterly or annual periods.

ADDITIONAL INFORMATION AND CONTACTING THE HARTFORD

In addition to this Annual Product Information Notice, each year you receive the financial statements of the issuing company and the separate account. You will receive the underlying fund prospectuses with the confirmation statement of any fund transaction that you make throughout the year. You can also obtain fund prospectuses: 1) from our website at www.hartfordinvestor.com; 2) by calling your registered representative; or 3) by calling Hartford at 1-800-231-5453. You will receive each underlying fund's annual and semi-annual reports that you are invested in as well as quarterly and annual policy statements. For performance and other policy information, visit our website at www.hartfordinvestor.com or call our customer service representatives at 1-800-231-5453. Our mailing address is the Individual Life Operations Center at The Hartford, 500 Bielenberg Drive, Woodbury, MN 55125.

HV-8102

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